FINANCIAL INSTRUMENTS (Schedule of Sensitivity Tests Relating to Changes in Market Factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Decrease of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ 428	$ 377
Increase of 5% in exchange rate [Member]
Sensitivity test to changes in the USD/NIS exchange rate:
Gain (loss) from change:	$ 428	$ 377